Summary of Significant Accounting Policies - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 297,607	$ 296,618
Goodwill, Ending Balance	359,099	297,607
HPI Transaction [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill transaction	0	(1,082)
Range Transaction [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill transaction	0	2,071
Drake Transaction [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill transaction	7,551	0
Simpson Transaction [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill transaction	51,305	0
Detroit Speed Transaction [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill transaction	$ 2,636	$ 0